Stock Awards and Stock-Based Compensation - Outstanding RSU activity (Details) - Restricted Stock Units (RSUs) [Member] - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Awards and Stock-Based Compensation
Balance at the beginning (in shares)	292,564	126,900
Granted	9,253	211,700	126,900
Vested (issued)	(98,193)	(46,036)
Forfeited	(16,835)
Balance at the end (in shares)	186,789	292,564	126,900